Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.68	$ 1.60	$ 1.48
Exercise of stock options	81,500	20,000	126,168
Stock Issued During Period, Shares, Other	61,796	0	0
Purchase of treasury shares	150,385	650,799	0